Nature of Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	Nature of Business
Shopify Inc. ("Shopify" or the "Company") was incorporated as a Canadian corporation on September 28, 2004. Shopify is a leading global commerce company that provides essential internet infrastructure for commerce, offering trusted tools to start, scale, market, and run a retail business of any size. Shopify makes commerce better for everyone with a software platform and services that are engineered for simplicity and reliability, while delivering a better shopping experience for consumers everywhere. The Company's software enables merchants to run their business across all of their sales channels, including web and mobile storefronts, physical retail locations, social media storefronts, and marketplaces. The Shopify platform provides merchants with a single view of their business across all of their sales channels and enables them to manage products and inventory, process orders and payments, fulfill and ship orders, build customer relationships, source products, leverage analytics and reporting, and access financing, all from one integrated back office.

Founded in Ottawa, Canada, the Company's principal place of business is the internet.